Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Loss Attributed to Ordinary Shareholders (Basic)	Loss attributed to ordinary shareholders (basic)
	2024	2023	2022
	U.S. dollars in thousands
Total comprehensive loss for the year	(1,027)	(1,782)	(1,348)

Schedule of Weighted-Average Number of Ordinary Shares (Basic)

Weighted-average number of ordinary shares (basic)

	2024	2023	2022
	Number of shares
Issued ordinary shares at January 1	544,906,149	544,906,149	544,906,149
Issued August 14, 2024, due to fundraising	57,123,287	-	-
Issued August 14, 2024, due to The Social Proxy Transaction	71,015,301	-	-

Weighted average number of ordinary shares (basic)	673,044,737	544,906,149	544,906,149

Schedule of Loss Attributed to Ordinary Shareholders (diluted)

Loss attributed to ordinary shareholders (diluted)

	2024	2023	2022
	U.S. dollars in thousands
Total comprehensive loss for the year (basic)	(1,027)	(1,782)	(1,348)
Warrant revaluation income	(747)	-	-
	(1,774)	(1,782)	(1,348)